WARRANTS	9 Months Ended
Aug. 31, 2013
WARRANTS [Text Block]

NOTE 5- WARRANTS

As part of the Company's private placements as described in note 3 the Company issued to the investors warrants, as follows:

1.

In December 2012, the Company issued 1,000,000 non-transferable Common Stock warrants. Each Common Stock warrant (“December Warrants”) can be exercised into one share at an exercise price of $0.50 per warrant and is exercisable until November 30, 2014. In the event the Company will issue any Common Stock or securities convertible into the Common Stock at a price less than the purchase price of the Warrants, the price shall be reduced to the new issuance price.

As of February 28, 2013, the December Warrants were presented within stockholders’ equity. After further review, the Company has determined that these instruments should have been classified as liabilities. Changes in the fair value of these Warrants require adjustments to the amount of the liabilities recorded on the Company's balance sheet, and the corresponding gain or loss is required to be recorded in the Company's statement of comprehensive loss.

In March 2013, the Company issued 100,000 warrants (“March Warrant”) in connection with the agreements with Mediapark. Each Common Stock warrant can be exercised into one share at an exercise price of $0.50 per warrant and is exercisable until March 22, 2015. In the event the Company will issue any Common Stock or securities convertible into the Common Stock at a price less than the purchase price of the Warrants, the price shall be reduced to the new issuance price.

2.

In May 2013, the Company issued 1,526,718 warrants (“May Warrants”). Each Common Stock warrant can be exercised into one share at an exercise price of $1 per warrant and is exercisable until May 6, 2015. In the event the Company will issue any Common Stock or securities convertible into the Common Stock at a price less than $0.8515, the price shall be reduced to the new issuance price.

3.

On June 30, 2013, the Company exercised its discretion to extend the maturity date of the Mediapark Loan to September 30, 2013. In return for extending the maturity date, the Company issued to Mediapark 100,000 additional Warrants at an exercise price of $0.50. For additional information see Note 3b5.

The fair value of each of the warrants described above, was determined by using a Monte Carlo type model based on a risk neutral approach. The model takes as an input the estimated future dates when new capital will be raised, and builds a multi-step dynamic model. The first step is to model the risk neutral distribution of the share value on the new issue dates, then for each path to use the Black-Scholes model to estimate the value of the warrants on the last issue date including all the changes in exercise price and quantity along this path. The significant unobservable input used in the fair value measurement is the future expected issue dates. Significant delay in this input would result in a higher fair value measurement.

Financial liabilities carried at fair value as of August 31, 2013 are classified in the tables below in one of the three fair value categories:

	Fair value measurements at reporting
	date using
	Level 3	Total
Warrants -
August 31, 2013	$1,161,956	$1,161,956

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	During the nine	During the three
	months ended	months ended
	August 31,	August 31,
	2013	2013
Carrying value at the beginning of the period	$-	$1,402,530
Additions	$1,245,270	47,268
Changes in fair value of warrant liabilities	(83,314)	(287,842)
Carrying value at the end of the period
	$1,161,956	$1,161,956